Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
California Municipal Fund (Prospectus Summary): | California Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CALIFORNIA MUNICIPAL FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first sentence in the paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in California municipal obligations

(securities issued by or on behalf of state or local governments and other public authorities).

Investment Strategy, Heading 1	ck0000898745_InvestmentStrategyHeading1	Under the Principal Investment Strategies heading, delete the fourth sentence in the paragraph and substitute:
InvestmentStrategy, Narrative 1	ck0000898745_InvestmentstrategyNarrative1

Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Capital California Municipal Bond Index, which as of December 31, 2011 was 8.43 years.

California Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCMX
California Municipal Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQCMX
California Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCCX